INVENTORY	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
INVENTORY

Note 4 - INVENTORY:

	June 30,	December 31,
	2024	2023
	U.S. dollars in thousands

Raw materials	882	955
Work in process	518	425
Finished goods	1,070	1,468
	2,470	2,848

The Company recorded an inventory write-off of $185 thousands during the six months period ended June 30, 2024, which is presented within cost of revenue in the statement of operations. Inventory write-offs were recorded to reflect anticipated net realizable value on disposition of existing inventory assets.

Note 6 – INVENTORY:

	December 31
	2023	2022
	U.S. dollars in thousands

Raw materials	955	558
Work in process	425	904
Finished goods	1,468	305
Total	2,848	1,767

The Company recorded an inventory write-off of $1,123 thousand and $178 thousand in 2023 and 2022, respectively, which is presented within cost of sales in the statement of operations. In addition, the Company recorded an inventory write off of $144 thousand in 2023 related to raw materials which are not expected to be used during the future production process. Inventory write-offs were recorded to reflect anticipated net realizable value on disposition of existing inventory assets.